Financial Risk Management and Fair Values of Financial Instruments	12 Months Ended
Dec. 31, 2024
Financial Risk Management and Fair Values of Financial Instruments [Abstract]
Financial risk management and fair values of financial instruments

15. Financial risk management and fair values of financial instruments

Exposure to credit, liquidity, currency and interest rate risks arises in the normal course of the Group’s business. The Group’s exposure to these risks and the financial risk management policies and practices used by the Group to manage these risks are described below.

(a) Credit risk

Credit risk refers to the risk that a counterparty will default on its contractual obligations resulting in a financial loss to the Group. The Group’s credit risk is primarily attributable to trade receivables, prepayments, other receivables and amounts due from related parties. The Group’s exposure to credit risk arising from cash is limited due to cash deposit with financial institutions in Malaysia is subject to certain protection under the requirement of the deposit insurance system. These financial institutions are banks with high-credit-quality, for which the Group considers to have low credit risk.

(i) Trade receivables

Individual credit evaluations are performed on all customers requiring credit over a certain amount. These evaluations focus on the customer’s past history of making payments when due and current ability to pay and take into account information specific to the customer as well as pertaining to the economic environment in which the customer operates. Trade receivables are due within 30 to 180 days from the date of billing. Normally, the Group does not obtain collateral from customers.

The Group’s trade receivables mainly derive from farm solution sales and fresh vegetable sales. When assessing credit risk exposure, the Group classifies its customers into three categories upon their credit characteristics, including whether they are related parties, and, for third party customers, whether they are retail outlet customers or industrial business customers.

The following table provides a breakdown of trade receivables before ECL by customer groups:

	As of December 31, 2023	As of December 31, 2024
	MYR	MYR	USD
Third-party retail outlet customers	11,714	32,716	7,320
Third-party industrial business customers	9,188,307	35,895,157	8,031,135
Related party customers	6,041,691	1,132,841	253,461
Total trade receivables, gross	15,241,712	37,060,714	8,291,916

(1) Third-party retail outlet customers

For trade receivables related to third-party retail outlet customers, the Group measures loss allowances at an amount equal to lifetime ECLs, which is calculated using a provision matrix. Expected loss rates are based on actual loss experience over the past 2 years. These rates are adjusted to reflect differences between economic conditions during the period over which the historical data has been collected, current conditions and the Group’s view of economic conditions over the expected lives of the receivables.

Based on the historical collection and experience, the Group is able to collect all its outstanding receivables for December 31, 2024 within one year from third-party retail outlet customers.

The following tables provide information about the Group’s exposure to credit risk and ECL for trade receivables related to third-party retail outlet customers as of December 31, 2023 and 2024:

	As of December 31, 2023
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR
0 - 90 days	3,177	(146)	4.6%	3,031
91 - 180 days	3,213	(1,964)	61.1%	1,249
181 - 270 days	280	(276)	98.6%	4
271 - 365 days	5,044	(5,044)	100.0%	–
	11,714	(7,430)		4,284
	As of December 31, 2024
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR	USD
0 - 90 days	28,372	(2,433)	8.6%	25,939	5,804
91 – 180 days	747	(453)	60.6%	294	66
181 - 270 days	1,114	(918)	82.4%	196	44
271 - 365 days	1,146	(1,146)	100.0%	–	–
Over 1 year	1,337	(1,337)	100.0%	–	–
	32,716	(6,287)		26,429	5,914

(2) Third-party industrial business customers

For trade receivables related to third-party industrial business customers, the Group measures loss allowances at an amount equal to lifetime ECLs, which is calculated using a behavioral scoring system taking into consideration current and historical credit worthiness, aging analysis, operating history in the relevant industry, reputation in the market and paid-in capital scale. Customers with positive behavior in all scoring areas, would be assigned a low-risk grading. Customers with positive behavior in most of the scoring areas, would be assigned a fair-risk grading. Customers with lesser positive behavior in scoring areas, would be assigned a substantial grading. Management conducts the review periodically or updates assessments promptly upon significant changes in customers’ credit risk.

Based on the historical collection and experience, the Group is able to collect all its outstanding receivables for December 31, 2024 within one year from third party industrial business customers.

The following tables provide information about the Group’s exposure to credit risk and ECL for trade receivables related to third-party industrial business customers as of December 31, 2023 and 2024:

	As of December 31, 2023
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR
Grade - low risk	2,034,059	(2,034)	0.1%	2,032,025
Grade - fair risk	7,154,248	(35,772)	0.5%	7,118,476
	9,188,307	(37,806)		9,150,501

	As of December 31, 2024
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR	USD
Grade - low risk	11,732,969	(58,485)	0.5%	11,674,484	2,612,034
Grade - fair risk	24,162,188	(266,260)	1.1%	23,895,928	5,346,443
	35,895,157	(324,745)		35,570,412	7,958,477

(3) Related party customers

For trade receivables from related parties, the Group measures loss allowances at an amount equal to lifetime ECLs, which is calculated using a behavioral scoring system similar to the one applied to third-party industrial business customers.

Based on the historical collection and experience, the Group is able to collect all its outstanding receivables for December 31, 2024 within one year from related party customers.

The following tables provide information about the Group’s exposure to credit risk and ECL for trade receivables from related parties as of December 31, 2023 and 2024:

	As of December 31, 2023
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR
Grade - low risk	4,551,351	(22,757)	0.5%	4,528,594
Grade - fair risk	1,490,340	(14,604)	1.0%	1,475,736
	6,041,691	(37,361)		6,004,330

	As of December 31, 2024
	Gross carrying amount	Loss allowance	Expected loss rate	Net balance
	MYR	MYR		MYR	USD
Grade - low risk	100,000	(500)	0.5%	99,500	22,262
Grade - fair risk	32,841	(328)	1.0%	32,513	7,275
Grade - substantial	1,000,000	(412,000)	41.2%	588,000	131,559
	1,132,841	(412,828)		720,013	161,096

(4) Movement of ECL

MYR
As of January 1, 2022	–
Provision for expected credit loss on trade receivables	15,682
As of December 31, 2022 and January 1, 2023	15,682
Provision for expected credit loss on trade receivables	66,915
As of December 31, 2023 and January 1, 2024	82,597
Provision for expected credit loss on trade receivables	661,263
As of December 31, 2024	743,860
As of December 31, 2024 (USD )	166,430

In addition, the Group’s exposure to credit risk is also influenced by the individual characteristics of each customer and therefore significant concentrations of credit risk arise when the Group has significant exposure to individual customers. At December 31, 2024, 95.92% (2023: 96.08%) of the total trade receivables were due from the Group’s five largest debtors, respectively.

(ii) Prepayments, deposits and other receivables and amounts due from related parties

Prepayments, deposits and other receivables and amounts due from related parties are reviewed regularly, for which the Group considers to have low credit risk.

(b) Interest rate risk

Interest rate risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Group does not account for any fixed-rate financial instruments at fair value through profit or loss at the end of each reporting periods. Therefore, interest-bearing financial instruments at fixed rates do not expose the Group to fair value interest rate risk. The Group’s interest rate risk arises primarily from cash at bank at variable rates. If interest rates on cash at bank had been 50 basis points higher/lower and all other variables were held constant, the Group’s profit for the year would increase/decrease by approximately MYR 1,953 (USD 437) (2023: MYR 546).

The Group’s risk management objective for interest rate risk is to reduce the exposure to variability of cash flows arising from changes in interest rates. Interest rates on the Groups lease contracts and bank borrowing are fixed and thus not sensitive to fluctuation in market interest rates.

(c) Liquidity risk

The Group manages its risk to a shortage of funds by monitoring the projected cash flows from operations. Risk management includes maintaining sufficient cash balances. The Group generates cash flow through offering farm solutions and selling fresh produce from the CEA vertical farms. Changes in market acceptance of CEA vertical farms could have a material adverse impact on the Group’s liquidity position. Due to the dynamic of the underlying business, the cash required to maintain the daily operation of the Group mainly via funding from shareholders.

The following tables show the remaining contractual maturities at the end of the years presented of the Group’s financial liabilities, which are based on contractual undiscounted cash flows (including interest payments computed using contracted rates) and the earliest date the Group can be required to pay.

	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount as of December 31, 2023
	MYR	MYR	MYR	MYR	MYR	MYR
Trade payables	2,403,407	–	–	–	2,403,407	2,403,407
Other payables	1,213,527	–	–	–	1,213,527	1,213,527
Amounts due to related parties	2,068,306	1,372,087	–	–	3,440,393	3,404,046
Bank borrowing	18,970	16,260	43,308	–	78,538	67,086
Redeemable convertible preference shares	1,009,074	7,747,653	–	–	8,756,727	6,942,953
Lease liabilities	485,136	485,136	1,686,256	261,768	2,918,296	2,217,028
	7,198,420	9,621,136	1,729,564	261,768	18,810,888	16,248,047
	Within 1 year or on demand	More than 1 year but less than 2 years	More than 2 years but less than 5 years	More than 5 years	Total	Carrying amount as of December 31, 2024
	MYR	MYR	MYR	MYR	MYR	MYR	USD
Trade payables	14,089,238	–	–	–	14,089,238	14,089,238	3,152,307
Other payables	3,105,476	–	–	–	3,105,476	3,105,476	694,815
Amounts due to related parties	4,010,937	–	–	–	4,010,937	4,001,850	895,370
Bank borrowing	16,347	16,260	27,048	–	59,655	53,029	11,865
Redeemable convertible preference shares	4,622,304	7,083,959	–	–	11,706,263	9,912,049	2,217,710
Lease liabilities	629,136	689,248	1,805,975	–	3,124,359	2,493,310	557,850
	26,473,438	7,789,467	1,833,023	–	36,095,928	33,654,952	7,529,917

(d) Currency Risk

The principal activities of the Group were carried out by Agroz Group with most of the transactions originally denominated and settled in Malaysian Ringgit. AG RCPS issued by Agroz Group were denominated in Malaysian Ringgit, and AI RCPS issued by the Company were denominated in United States dollars. Given financial instruments of the Group were all denominated in functional currency, the Group’s currency risk exposure was insignificant.

(e) Fair value measurement

The fair value of the Group’s financial instruments was measured at the end of the reporting period on a recurring basis. IFRS 13 establishes a three-tier fair value hierarchy, which prioritizes the inputs used in measuring fair value as follows:

●	Level 1 valuations: Fair value measured using observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets.

●	Level 2 valuations: Fair value measured using inputs that are directly or indirectly observable in the marketplace.

●	Level 3 valuations: Fair value measured using significant unobservable inputs.

Financial assets and liabilities of the Group primarily consisted of cash, trade receivables, prepayments and other receivables, amounts due from related parties, trade payables, other payables, bank borrowings, amounts due to related parties and redeemable convertible preference shares. As of December 31, 2023 and 2024, the carrying amounts of financial instruments approximated to their fair values due to the short-term maturities of these instruments or repayable on demand, or that they are interest-bearing at market rates or approximants.